Trade and other receivables (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Total Business Combinations [Member]
Statement [Line Items]
Total	$ 473,816	$ 522,633
Percentage of representation	100.00%	100.00%
Non-past Due [Member]
Statement [Line Items]
Total	$ 369,481	$ 436,713
Allowance [Member]
Statement [Line Items]
Total	8,627	8,483
Up To 3 Months [Member]
Statement [Line Items]
Total	76,125	57,602
From 3 To 6 Months [Member]
Statement [Line Items]
Total	4,864	2,963
Over 6 Months [Member]
Statement [Line Items]
Total	14,719	16,872
Lease And Services [Member]
Statement [Line Items]
Total	$ 240,043	$ 212,292
Percentage of representation	50.70%	40.60%
Lease And Services [Member] | Allowance [Member]
Statement [Line Items]
Total	$ 7,542	$ 7,272
Lease And Services [Member] | Up To 3 Months [Member]
Statement [Line Items]
Total	76,037	57,602
Lease And Services [Member] | From 3 To 6 Months [Member]
Statement [Line Items]
Total	4,864	2,963
Lease And Services [Member] | Over 6 Months [Member]
Statement [Line Items]
Total	14,719	16,872
Sale of Properties and Developments [Member]
Statement [Line Items]
Total	$ 166,881	$ 229,802
Percentage of representation	35.20%	44.00%
Sale of Properties and Developments [Member] | Non-past Due [Member]
Statement [Line Items]
Total	$ 166,793	$ 229,802
Sale of Properties and Developments [Member] | Allowance [Member]
Statement [Line Items]
Total	0	0
Sale of Properties and Developments [Member] | Up To 3 Months [Member]
Statement [Line Items]
Total	88	0
Sale of Properties and Developments [Member] | From 3 To 6 Months [Member]
Statement [Line Items]
Total	0	0
Sale of Properties and Developments [Member] | Over Six Months [Member]
Statement [Line Items]
Total	0	0
Agricultural Products [Member]
Statement [Line Items]
Total	$ 66,892	$ 80,539
Percentage of representation	14.10%	15.40%
Agricultural Products [Member] | Non-past Due [Member]
Statement [Line Items]
Total	$ 65,807	$ 79,328
Agricultural Products [Member] | Allowance [Member]
Statement [Line Items]
Total	1,085	1,211
Agricultural Products [Member] | Up To 3 Months [Member]
Statement [Line Items]
Total	0	0
Agricultural Products [Member] | From 3 To 6 Months [Member]
Statement [Line Items]
Total	0	0
Agricultural Products [Member] | Over 6 Months [Member]
Statement [Line Items]
Total	0	0
Leases And Services [Member] | Non-past Due [Member]
Statement [Line Items]
Total	$ 136,881	$ 127,583